Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 1	$ (3)	$ 19	$ (8)	$ (73)
Pension liability adjustment, tax	(1)	(1)	(2)	10	27
Cash flow hedge adjustment, tax	$ 2	$ 4	$ 2	$ 4	$ 5